Income Tax - Schedule of Major Components of Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax charge	₽ (12,091)	₽ (2,118)	₽ (2,921)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	1,922	2,167	(2,718)
Deferred tax Relating to origination and reversal of temporary differences	3,658	(2,577)	(2,274)
Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income	₽ (6,511)	₽ (2,528)	₽ (7,913)